Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Summarizes the Changes in The Forfeiture Accounts for the Plan
The following summarizes the changes in the forfeiture accounts for the Plan year ended December 31, 2025:

Forfeiture accounts:
Additions to forfeiture accounts	$5,695,413
Forfeitures used for employer contributions	(4,214,433)
Forfeitures used for administrative expenses	(180,154)

Net increase in forfeiture accounts	$1,300,826